Additional Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Interest Paid Included in Net Cash Provided by Operating Activities

		Fiscal year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June 30,
		2012	2011	2010	2010
(a)	Supplementalcash flow disclosures
	The income and mining taxes paid in the statement of cash flow represents actual cash paid.
	The following amounts of interest paid were included in cash flows from operations:
	Interest paid before capitalization	83.1	63.6	36.4	71.7

(b)	Non cash-items
	Marked to market gain/(loss) of listed investments	18.7	(26.4)	28.8	24.9